Employee costs (Tables)	12 Months Ended
Dec. 31, 2025
Short-term employee benefits expense [abstract]
Summary of employee costs

	2025 £m	2024 £m	2023 £m
Wages and salaries	6,843	6,750	6,706
Social security costs	865	862	818
Pension and other post-employment costs, including augmentations (Note 30)	300	368	356
Cost of share-based incentive plans	390	347	321
Severance and other costs from integration and restructuring activities	374	432	272
	8,772	8,759	8,473

Summary of cost of share-based incentive plans	The cost of share-based incentive plans is analysed as follows:

	2025 £m	2024 £m	2023 £m
Share Value Plan	288	260	244
Performance Share Plan	75	67	58
Share option plans	6	6	5
Cash settled and other plans	21	14	14
	390	347	321

Disclosure of average monthly number of persons employed by the group (including directors)	The average number of persons employed by the Group (including Directors) during the year:

	2025 Number	2024 Number	2023 Number
Manufacturing	22,686	23,206	23,209
Selling, general and administration	32,743	33,503	34,446
Research and development	12,878	12,596	12,589
Total	68,307	69,305	70,244

Summary of compensation of the directors and senior management

	2025 £m	2024 £m	2023 £m
Wages and salaries	34	32	37
Social security costs	6	6	4
Pension and other post-employment costs	2	1	1
Cost of share-based incentive plans	39	38	32
	81	77	74